Average Annual Total Returns - AIG Senior Floating Rate Fund	Class A Past One Year	Class A Past Five Years	Class A Past Ten Years	Class A Since Inception	Class W Past One Year	Class W Past Five Years	Class W Past Ten Years	Class W Since Inception	Class W Inception Date	Class C Past One Year	Class C Past Five Years	Class C Past Ten Years	Class C Since Inception	Class C Return After Taxes on Distributions Past One Year	Class C Return After Taxes on Distributions Past Five Years	Class C Return After Taxes on Distributions Past Ten Years	Class C Return After Taxes on Distributions Since Inception	Class C Return After Taxes on Distributions and Sale of Fund Shares Past One Year		Class C Return After Taxes on Distributions and Sale of Fund Shares Past Five Years		Class C Return After Taxes on Distributions and Sale of Fund Shares Past Ten Years		Class C Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P/LSTA Leveraged Loan Index Past One Year	S&P/LSTA Leveraged Loan Index Past Five Years	S&P/LSTA Leveraged Loan Index Past Ten Years	S&P/LSTA Leveraged Loan Index Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index Past One Year	Bloomberg Barclays U.S. Aggregate Bond Index Past Five Years	Bloomberg Barclays U.S. Aggregate Bond Index Past Ten Years	Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	(3.04%)	3.51%	3.00%		0.99%			2.94%	Apr. 20, 2017	(0.60%)	3.98%	3.07%		(1.51%)	2.46%	1.54%		(0.38%)	[1]	2.39%	[1]	1.69%	[1]	[1]	3.12%	5.24%	4.32%	3.96%	7.51%	4.44%	3.84%	4.75%

[1]	When the return after taxes on distributions and sale of Fund shares is higher than the before tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.